Commitments And Contingencies (Narrative) (Details) (USD $)	12 Months Ended						0 Months Ended
	Jul. 31, 2014	Jul. 31, 2013	Sep. 17, 2012	Jul. 31, 2014 Employee Severance [Member]	Aug. 13, 2013 Pillar Marketing Group, Inc. [Member]	Jan. 24, 2014 Former Employee [Member]	Aug. 13, 2013 Dennis Brovarone [Member]	Aug. 13, 2013 Donna Singer [Member]	Aug. 13, 2013 Michael L. Krall [Member]
Loss Contingencies [Line Items]
Release agreement payment						$ 50,000	$ 91,000	$ 45,000	$ 25,000
Monthly installment amount							1,600	17,000	30,000
Cash Severance Payment Period							60 months	12 months	18 months
Intellectual property rights payment									125,000
Common Stock,Issued	29,394,940	12,569,503	4,341,615		250,000	15,000		300,000	850,000
Medical and insurance costs								18,000	20,000
Severance Costs	1,859,000
Accounts Payable				323,000
Rent expense	$ 174,000	$ 286,000
Decrease in occupancy costs, percent	60.00%